Accrued Expenses and Other Current Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
10. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at June 30, 2013 and December 31, 2012:

	June 30,	December 31,
	2013	2012
	(Unaudited)
Compensation and benefits	$293,333	$39,344
Deferred rent	33,894	30,354
Professional fees	60,401	163,500
Other accrued expenses	6,851	6,851
Total accrued expenses and other current liabilities	$394,479	$240,049

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following at December 31, 2012 and December 31, 2011:

	December 31,	December 31,
	2012	2011
Compensation and benefits	$39,344	$817,656
Deferred rent	30,354	40,475
Professional fees	163,500	-
Other accrued expenses	6,851	6,852
Total accrued expenses and other current liabilities	$240,049	$864,983